Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments (Unaudited)
March 31, 2022

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.6%
Debt Funds - 27.6%
iShares 1-3 Year Treasury Bond ETF	195,488	$16,293,925
iShares 3-7 Year Treasury Bond ETF	74,439	9,085,280
iShares 7-10 Year Treasury Bond ETF	37,227	4,000,786
iShares iBoxx $ Investment Grade Corporate Bond ETF	16,722	2,022,359
iShares iBoxx High Yield Corporate Bond ETF	74,881	6,161,957
iShares JP Morgan USD Emerging Markets Bond ETF	20,923	2,045,432
iShares MBS ETF	59,889	6,100,892
iShares Short Treasury Bond ETF*	120,774	13,315,334
Total Debt Funds		59,025,965
Equity Funds - 46.0%
iShares Core MSCI EAFE ETF	177,980	12,371,390
iShares Core MSCI Emerging Markets ETF	55,874	3,103,801
iShares Core S&P U.S. Growth ETF	281,600	29,753,856
iShares Core S&P U.S. Value ETF	177,382	13,457,972
iShares Global Financials ETF	13,242	1,052,077
iShares Global Healthcare ETF	59,253	5,191,748
iShares MSCI Eurozone ETF	212,451	9,192,755
iShares MSCI Global Min Vol Factor ETF	49,537	5,192,468
iShares U.S. Basic Materials ETF	7,181	1,073,990
iShares U.S. Consumer Discretionary ETF	69,956	5,249,498
iShares U.S. Energy ETF	104,191	4,263,496
iShares U.S. Industrials ETF	78,455	8,271,511
Total Equity Funds		98,174,562
Total Exchange Traded Funds (Cost - $139,835,065)		157,200,527
Variable Insurance Trusts - 22.3%
Asset Allocation Fund - 22.3%
BlackRock Global Allocation VI Fund, Class I (Cost - $43,707,830)*	2,870,675	47,595,795
Short-Term Investments - 3.2%
Money Market Funds - 3.2%
Dreyfus Government Cash Management, 0.19%(a)	5,701,466	5,701,466
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.12%(a)	1,170,249	1,170,249
Total Short-Term Investments (Cost - $6,871,715)		6,871,715
Total Investments - 99.1%
(Cost - $190,414,610)		$211,668,037
Other Assets Less Liabilities - Net 0.9%		1,960,791
Total Net Assets - 100.0%		$213,628,828

Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)
March 31, 2022

*	Non-income producing security.
(a)	The rate shown is the annualized seven-day yield at period end.

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	12	6/17/2022	$1,239,840	$(35,700)
MSCI EAFE Future	Goldman Sachs & Co.	70	6/17/2022	7,505,400	(470,225)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	35	6/17/2022	1,969,625	(102,620)
S&P 500 E-Mini Future	Goldman Sachs & Co.	60	6/17/2022	13,592,250	(853,960)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	11	6/17/2022	2,958,120	(115,255)

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(1,577,760)